OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Legal Claims and contingent liabilities	$ (21,554)	$ (37,033)	$ (47,898)
Rentals and internet capacity	(12,037)	(12,955)	(16,688)
Energy, water and other services	(38,881)	(41,128)	(42,407)
Postage, freight and travel expenses	(15,104)	(15,981)	(15,692)
Other	(7,464)	(6,402)	(5,805)
Other operating expenses	$ (95,040)	$ (113,499)	$ (128,490)